Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Reportable Segments and Corporate Assets

	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2024
Property, plant and equipment	-	8,584	404	8,988
Exploration and evaluation assets	-	343,779	15	343,794
Total assets	421,270	614,286	95,667	1,131,223
Total liabilities	-	(575)	(239,718)	(240,293)
For the year ended December 31, 2024
Property, plant and equipment additions	-	764	207	971
(Loss)/income	(28,232)	4,614	8,378	(15,240)
Exploration expenditures	-	(9,819)	(259)	(10,078)
Interest expense	-	-	(25,176)	(25,176)

21.
SEGMENTED INFORMATION (continued)

	Thacker Pass $	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2023
Property, plant and equipment	-	-	8,372	873	9,245
Exploration and evaluation assets	-	-	343,078	14	343,092
Total assets	-	387,844	536,364	130,818	1,055,026
Total liabilities	-	-	(1,858)	(224,237)	(226,095)
For the year ended December 31, 2023
Property, plant and equipment additions	-	-	4,789	559	5,348
Income from discontinued operations	1,256,294	-	-	14,494	1,270,788
Income /(loss) from continuing operations	-	16,211	(7,399)	8,769	17,581
Exploration expenditures	-	-	(20,623)	(591)	(21,214)
Interest expense	-	-	-	(22,702)	(22,702)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment

The Company’s non-current assets are segmented geographically as follows:

	Canada $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2024	244	385,457	385,701
As at December 31, 2023	571	411,347	411,918

[1] Non-current assets attributed to geographical locations exclude financial and other assets.